UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.
(Exact name of registrant as specified in charter)

4400 Biscayne Blvd.
9th Floor
Miami, FL 33137
(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz
4400 Biscayne Blvd.
9th Floor
Miami, FL 33137
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-866-202-2263

Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2008

Item 1. Schedule of Investments.

THE FAIRHOLME FUND
		SCHEDULE OF INVESTMENTS
		February 29, 2008 (Unaudited)

Shares			Value
	DOMESTIC EQUITY SECURITIES - 61.62%
	BUILDING MATERIALS - 3.29%
7,118,100	USG Corp. (a)(b)		$ 242,228,943

	CARPET - FLOOR COVERINGS - 4.52%
4,656,853	Mohawk Industries, Inc. (a)(b)		332,545,873

	COMMUNICATIONS EQUIPMENT - 2.50%
4,599,544	EchoStar Corp. (a)		184,257,733

	CONSUMER FINANCE - 2.14%
10,958,900	AmeriCredit Corp. (a)(b)		157,588,982

	DIVERSIFIED HOLDING COMPANIES - 20.70%
8,402	Berkshire Hathaway, Inc. Class A (a)		1,176,280,000
3,340	Berkshire Hathaway, Inc. Class B (a)		15,612,830
7,326,674	Leucadia National Corp.		331,605,265
			1,523,498,095
	INDUSTRIAL VALVES - 1.09%
304,600	Mueller Water Products, Inc. Class A (b)		2,455,076
8,898,600	Mueller Water Products, Inc. Class B (b)		77,506,806
			79,961,882
	MANAGED HEALTH CARE - 2.64%
4,067,000	WellCare Health Plans, Inc. (a)(b)		194,158,580

	NEWSPAPERS: PUBLISHING AND PRINTING - 0.03%
47,151	Daily Journal Corp. (a)		1,961,481

	PAY TELEVISION SERVICES - 7.11%
17,646,924	Dish Network Corp. (a)		523,231,297

	PHARMACEUTICALS - 3.40%
11,069,200	Bristol-Myers Squibb Co.		250,274,612

	REAL ESTATE OPERATIONS - 4.34%
94,188	Homefed Corp. (a)		5,180,340
8,174,300	The St. Joe Co. (b)		314,301,835
			319,482,175

	RETAIL DEPARTMENT STORES - 9.27%
7,135,271	Sears Holdings Corp. (a)(b)		682,274,613

	TELECOMMUNICATIONS - 0.59%
5,691,000	IDT Corp. Class B		33,349,260
1,772,800	IDT Corp.		10,370,880
			43,720,140
	TOTAL DOMESTIC EQUITY SECURITIES (COST $4,089,370,267)		4,535,184,406

	FOREIGN EQUITY SECURITIES - 18.48%
	CANADA - 18.35%
	OIL & GAS DRILLING - 3.22%
12,739,700	Ensign Energy Services, Inc. (b)		237,126,039
	OIL & GAS PRODUCERS - 15.13%
14,877,600	Canadian Natural Resources Ltd.		1,113,439,584
	TOTAL CANADA		1,350,565,623

	UNITED KINGDOM - 0.13%
	DIVERSIFIED FINANCIAL SERVICES - 0.13%
4,076,876	JZ Equity Partners PLC		9,619,859
	TOTAL FOREIGN EQUITY SECURITIES (COST $962,301,561)		1,360,185,482

	MISCELLANEOUS INVESTMENTS - 4.29% (c)		315,457,364
	(COST $315,255,862)

Principal			Value
	U.S. GOVERNMENT OBLIGATIONS - 14.37%
$ 150,000,000	T-Bill 2.97% (d), 03/06/2008		149,939,514
160,000,000	T-Bill 3.04% (d), 03/13/2008		159,841,600
150,000,000	T-Bill 2.87% (d), 03/20/2008		149,776,486
50,000,000	T-Bill 2.09% (d), 04/03/2008		49,905,354
100,000,000	T-Bill 2.19% (d), 04/17/2008		99,718,327
100,000,000	T-Bill 2.40% (d), 04/24/2008		99,643,750
50,000,000	T-Bill 2.20% (d), 05/01/2008		49,849,200
150,000,000	T-Bill 2.11% (d), 05/08/2008		149,502,300
50,000,000	T-Bill 2.17% (d), 05/15/2008		49,816,500
100,000,000	T-Bill 2.02% (d), 05/29/2008		99,560,200
	TOTAL U.S GOVERNMENT OBLIGATIONS (Cost $1,057,340,037)		1,057,553,231

Shares
	MONEY MARKET FUND - 3.00%
220,957,662	Dreyfus Treasury Prime Cash Management, 2.36% (e)
	TOTAL MONEY MARKET FUND (COST $220,957,662)		220,957,662

	TOTAL INVESTMENTS (COST $6,645,225,389) - 101.76%		7,489,338,145
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.76)%		(129,754,589)
	TOTAL NET ASSETS - 100.00%		$ 7,359,583,556

Percentages are stated as a percent of net assets.
(a)	Non-income producing securities.
(b)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
(c)	Represents previously undisclosed securities which the Fund has held for less than one year.
(d)	Rates shown are the effective yields based on the purchase price. The calculation
	assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of February 29, 2008.

	The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows:

	Cost of investments	$ 6,646,018,324
	Gross unrealized appreciation	1,159,277,764
	Gross unrealized depreciation	(315,957,943)
		$ 7,489,338,145

FAS 157 - Summary of Fair Value Exposure at February 29, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Securities	$ 7,489,338,145	$ 7,489,338,145	$ —	$ —
Total	$ 7,489,338,145	$ 7,489,338,145	$ —	$ —

Other Affiliates *

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act.
The aggregate market value of all securities of affiliated companies held in the Fairholme Fund as of February 29, 2008 amounted to $2,240,186,747 representing 30.44% of net assets.
Transactions in the Fairholme Fund during the period ended February 29, 2008 in which the issuer was an "affiliated person" are as follows:

	AmeriCredit Corp.	Ensign Energy Services, Inc.	Mohawk Industries, Inc.	Mueller Water Products, Inc. - Class A	Mueller Water Products, Inc. - Class B	Sears (a) Holdings Corp.	The St. Joe Co.	USG Corp.	WellCare Health Plans, Inc.	Total
November 30, 2007
Shares	—	12,379,200	3,598,953	—	8,531,000	3,705,371	—	5,038,200	4,067,000
Cost	$—	$222,800,507	$282,807,216	$—	$124,268,214	$474,696,730	$—	$218,731,408	$143,334,944	$1,466,639,019

Gross Additions
Shares	10,958,900	360,500	1,280,700	360,200	367,600	3,429,900	8,174,300	2,079,900	—
Cost	$143,003,083	$4,539,179	$93,949,101	$3,340,390	$3,473,600	$331,192,246	$268,811,430	$70,909,130	$—	$919,218,159

Gross Deductions
Shares	—	—	222,800	55,600	—	—	—	—	—
Cost	$—	$—	$16,787,304	$515,005	$—	$—	$—	$—	$—	$17,302,309

February 29, 2008
Shares	10,958,900	12,739,700	4,656,853	304,600	8,898,600	7,135,271	8,174,300	7,118,100	4,067,000
Cost	$143,003,083	$227,339,686	$359,969,013	$2,825,385	$127,741,814	$805,888,976	$268,811,430	$289,640,538	$143,334,944	$2,368,554,869
Market Value	$157,588,982	$237,126,039	$332,545,873	$2,455,076	$77,506,806	$682,274,613	$314,301,835	$242,228,943	$194,158,580	$2,240,186,747
Realized gain (loss)	$—	$—	$(772,810)	$61,687	$—	$—	$—	$—	$—	$(711,123)
Investment income	$—	$863,313	$—	$5,331	$155,726	$—	$—	$—	$—	$1,024,370

* As a result of the Fund's beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer.

(a) Not an affiliate at 11/30/07.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this request.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fairholme Funds, Inc.

By: /s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President

Date: 4/24/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President

Date: 4/24/08

By: /s/ Paul R. Thomson
Paul R. Thomson, Treasurer

Date: 4/24/08